Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	NYIAX, Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	NYIAX, Inc. previously filed a Registration Statement on Form S-1 (File No. 333-265357) with the U.S. Securities and Exchange Commission (the “SEC”) on June 1, 2022, which was declared effective on February 14, 2023 (the “Prior Registration Statement”). The Prior Registration Statement registered 1,850,000 shares of our common stock, including 277,500 additional shares of common stock (equal to 15% of the shares of common stock sold in the offering) and 1,360,000 shares of our common stock to be sold by selling shareholders set forth therein.Pursuant to Rule 429 under the Securities Act of 1933, the prospectus included in this Registration Statement is a combined prospectus and also relates to 1,850,000 shares of common stock to be sold by NYIAX, Inc. registered and remaining unsold under the Prior Registration Statement. Accordingly, this Registration Statement, which is a new registration statement, also constitutes Post-Effective Amendment No. 7 to the Prior Registration Statement and is being filed to, among other things: (i) include audited financial statements for our fiscal year ended December 31, 2022 and to reflect additional information disclosed in our Annual Report on Form 10-K (the “Annual Report”) for our fiscal year ended December 31, 2022, filed with the SEC on July 21, 2023; (ii) include unaudited interim financial statements for our nine months ended September 30, 2023 and to reflect additional information disclosed in our Quarterly Report on Form 10-Q for our nine months ended September 30, 2023, filed with the SEC on November 14, 2023; and (iii) to reflect additional information disclosed in our Current Reports on Form 8-K filed with the SEC since February 13, 2023 to the date of this filing.Accordingly, this Registration Statement on Form S-1:(i) carries forward from the Prior Registration Statement an aggregate of 2,127,500 shares of our common stock, to be included in 2,256,875 shares of common stock being registered herein; and(ii) registers an aggregate of 225,688 shares of common stock underlying the underwriter’s warrants.
Entity Central Index Key	0001679379
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE